JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.1%
Alternative Assets — 0.8%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,421	41,066
Fixed Income — 45.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	118,480	1,159,919
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	83,568	574,947
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,814	44,464
JPMorgan High Yield Fund Class R6 Shares (a)	22,934	141,043
JPMorgan Income Fund Class R6 Shares (a)	33,065	266,507
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,645	76,679
Total Fixed Income		2,263,559
International Equity — 6.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,727	103,721
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,096	76,134
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,739	77,160
JPMorgan International Equity Fund Class R6 Shares (a)	3,745	64,748
Total International Equity		321,763
U.S. Equity — 34.4%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,822	146,411
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,882	272,403
JPMorgan Large Cap Value Fund Class R6 Shares (a)	8,426	150,740
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,608	68,426
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	499	25,107
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,991	47,285
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,833	441,370
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,794	165,316
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,521	249,837
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,428	152,410
Total U.S. Equity		1,719,305
Total Investment Companies (Cost $3,901,996)		4,345,693
Exchange-Traded Funds — 11.9%
Fixed Income — 3.1%
JPMorgan Limited Duration Bond ETF (a)	3,090	154,194
International Equity — 5.4%
JPMorgan International Research Enhanced Equity ETF (a)	5,013	272,550
U.S. Equity — 3.4%
JPMorgan Market Expansion Enhanced Equity ETF (a)	3,482	168,760
Total Exchange-Traded Funds (Cost $514,304)		595,504

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $56,770)	56,770	56,770
Total Investments — 100.1% (Cost $4,473,070)		4,997,967
Liabilities in Excess of Other Assets — (0.1)%		(5,320)
NET ASSETS — 100.0%		4,992,647

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,997,967	$—	$—	$4,997,967

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,171,611	$56,353	$20,321	$(4,622)	$(43,102)	$1,159,919	118,480	$11,501	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	583,747	20,526	5,080	(1,210)	(23,036)	574,947	83,568	6,299	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	45,667	741	—	—	(1,944)	44,464	7,814	741	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	113,095	—	1,591	(352)	(7,431)	103,721	3,727	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	80,071	—	1,061	(243)	(2,633)	76,134	5,096	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	151,161	910	—	—	(5,660)	146,411	6,822	910	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	83,579	—	1,592	226	(5,053)	77,160	2,739	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	146,798	2,339	7,219	(1,177)	302	141,043	22,934	2,339	—
JPMorgan Income Fund Class R6 Shares (a)	269,958	3,661	4,128	(726)	(2,258)	266,507	33,065	3,662	—
JPMorgan International Equity Fund Class R6 Shares (a)	70,961	—	1,591	313	(4,935)	64,748	3,745	—	—
JPMorgan International Research Enhanced Equity ETF (a)	288,456	—	2,116	288	(14,078)	272,550	5,013	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	298,781	—	16,272	648	(10,754)	272,403	4,882	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	161,530	802	5,780	183	(5,995)	150,740	8,426	802	—
JPMorgan Limited Duration Bond ETF (a)	—	156,277	4,609	(157)	2,683	154,194	3,090	553	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	184,178	640	182,276	(756)	(1,786)	—	—	639	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	174,690	—	—	—	(5,930)	168,760	3,482	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	77,060	—	4,696	(1,223)	(2,715)	68,426	1,608	—	—
JPMorgan Realty Income ETF (a)	15,407	—	15,684	(2,255)	2,532	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	76,445	665	—	—	(431)	76,679	8,645	665	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	26,669	—	—	—	(1,562)	25,107	499	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	49,068	349	—	—	(2,132)	47,285	1,991	350	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	465,590	1,269	11,568	3,624	(17,545)	441,370	22,833	1,270	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	180,172	—	9,949	(96)	(4,811)	165,316	2,794	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	58,666	69,565	71,461	—	—	56,770	56,770	748	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	260,265	825	3,687	401	(7,967)	249,837	7,521	825	—

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$41,258	$424	$—	$—	$(616)	$41,066	4,421	$424	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	159,907	—	3,659	(46)	(3,792)	152,410	4,428	—	—
Total	$5,234,790	$315,346	$374,340	$(7,180)	$(170,649)	$4,997,967		$31,728	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.